Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	¥ 16,079		¥ 33,041
Assets	9,069,392		8,439,710		8,332,830
Liabilities	6,921,037		6,710,516
Cash and cash equivalents	827,299		826,296		786,892	732,127
Restricted cash	86,690		106,919
Time Deposits	7,510		8,356
Short-term debt	309,591		420,726
Deposits	1,206,413		1,078,587
Long-Term Debt	3,858,874		4,061,534
Trading Instruments | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	275		2,184
Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8		147
Liabilities	28		0
Trading Instruments | Level 1 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 1 | Options Held (Written) and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	15,804		30,857
Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	156		0
Trading Instruments | Level 2 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	29		370
Liabilities	265		100
Trading Instruments | Level 2 | Options Held (Written) and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,000		3,555
Liabilities	3,605		3,530
Trading Instruments | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	0		0
Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Options Held (Written) and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,486		2,099
Liabilities	0		0
Non Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	827,299		826,296
Restricted cash	86,690		106,919
Time Deposits	0		0
Installment loans (net of allowance for probable loan losses)	0		0
Non Trading Instruments | Level 1 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	230,618		166,398
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 1 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	0		0
Deposits	0		0
Long-Term Debt	0		0
Non Trading Instruments | Level 1 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	852		883
Liabilities	4,782		4,685
Non Trading Instruments | Level 2 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Time Deposits	7,510		8,356
Installment loans (net of allowance for probable loan losses)	120,583		82,125
Non Trading Instruments | Level 2 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	671,023		552,394
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 2 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	309,591		420,726
Deposits	1,206,642		1,081,273
Long-Term Debt	1,235,377		1,486,219
Non Trading Instruments | Level 2 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,534		2,890
Liabilities	7,176		8,263
Non Trading Instruments | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,528		4,654
Liabilities	634		1,459
Non Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Time Deposits	0		0
Installment loans (net of allowance for probable loan losses)	2,154,339		2,543,007
Non Trading Instruments | Level 3 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	90,318		142,778
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 3 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	0		0
Deposits	0		0
Long-Term Debt	2,630,079		2,595,693
Non Trading Instruments | Level 3 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Carrying amount | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	16,079		33,041
Carrying amount | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8		147
Liabilities	184		0
Carrying amount | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	29		370
Liabilities	265		100
Carrying amount | Trading Instruments | Options Held (Written) and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,486		5,654
Liabilities	3,605		3,530
Carrying amount | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	852		883
Liabilities	4,782		4,685
Carrying amount | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	827,299		826,296
Restricted cash	86,690		106,919
Time Deposits	7,510		8,356
Installment loans (net of allowance for probable loan losses)	2,246,143		2,602,737
Carrying amount | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	984,654		852,550
Not practicable to estimate fair value	213,843	[1]	208,077	[2]
Carrying amount | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	309,591		420,726
Deposits	1,206,413		1,078,587
Long-Term Debt	3,858,874		4,061,534
Carrying amount | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,534		2,890
Liabilities	7,176		8,263
Carrying amount | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,528		4,654
Liabilities	634		1,459
Estimated fair value | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	16,079		33,041
Estimated fair value | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8		147
Liabilities	184		0
Estimated fair value | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	29		370
Liabilities	265		100
Estimated fair value | Trading Instruments | Options Held (Written) and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,486		5,654
Liabilities	3,605		3,530
Estimated fair value | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	852		883
Liabilities	4,782		4,685
Estimated fair value | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	827,299		826,296
Restricted cash	86,690		106,919
Time Deposits	7,510		8,356
Installment loans (net of allowance for probable loan losses)	2,274,922		2,625,132
Estimated fair value | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	991,959		861,570
Not practicable to estimate fair value	213,843	[1]	208,077	[2]
Estimated fair value | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	309,591		420,726
Deposits	1,206,642		1,081,273
Long-Term Debt	3,865,456		4,081,912
Estimated fair value | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,534		2,890
Liabilities	7,176		8,263
Estimated fair value | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,528		4,654
Liabilities	¥ 634		¥ 1,459

[1]	The fair value of investment securities of ¥213,843 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.